Annual Operating Expenses {- Growth Portfolio} - 02.28 VIP Growth Portfolio Initial, Service, Service 2 PRO-10 - Growth Portfolio	Apr. 30, 2022
VIP Growth Portfolio-Initial VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.61%
VIP Growth Portfolio-Service VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual operating expenses	0.71%
VIP Growth Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual operating expenses	0.85%